Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.66 2/3 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	110.175
Maximum Aggregate Offering Price	$ 165,262,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,822.75
Offering Note	The amount registered consists of 1,500,000 shares of Common Stock, par value $1.66 2/3 per share, of PPG Industries, Inc. ("Common Stock") authorized for issuance in connection with awards under the PPG Industries, Inc. 2026 Omnibus Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement shall be deemed to cover any additional shares of Common Stock to be offered or issued under the Plan pursuant to terms that provide for a change in the amount of securities being offered or issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. The proposed maximum offering price per unit and the maximum aggregate offering price are estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The maximum aggregate offering price is calculated as the average of the high and low prices reported for a share of Common Stock on The New York Stock Exchange on April 24, 2026.